UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07538

LORD ABBETT SECURITIES TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	1/31/2009

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST- ALL VALUE FUND January 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 97.07%

Aerospace 3.43%
Alliant Techsystems, Inc.*	300,000	$24,243
Curtiss-Wright Corp.	130,030	4,200
Rockwell Collins, Inc.	135,000	5,087
United Technologies Corp.	755,628	36,263
Total		69,793

Air Transportation 0.79%
Bristow Group, Inc.*	162,000	3,919
Southwest Airlines Co.	1,735,992	12,204
Total		16,123

Auto Components 0.88%
PACCAR, Inc.	675,180	17,818

Auto Parts: Original Equipment 1.31%
Autoliv, Inc. (Sweden)(a)	1,178,975	21,681
WABCO Holdings, Inc.	335,000	5,008
Total		26,689

Automobiles 1.26%
Honda Motor Co., Ltd. ADR	1,133,000	25,674

Banks 4.82%
Commerce Bancshares, Inc.	509,580	17,810
Cullen/Frost Bankers, Inc.	930,000	40,706
JPMorgan Chase & Co.	1,350,000	34,439
Wells Fargo & Co.	276,000	5,216
Total		98,171

Beverage: Soft Drinks 0.34%
PepsiCo, Inc.	139,800	7,022

Biotechnology Research & Production 7.22%
Amgen, Inc.*	1,070,020	58,691
Biogen Idec, Inc.*	815,000	39,650
Life Technologies Corp.*	880,000	22,405
OSI Pharmaceuticals, Inc.*	735,087	26,169
Total		146,915

Building: Materials 0.37%
Quanex Building Products Corp.	880,962	7,479

Chemicals 1.25%
Cabot Corp.	347,250	4,639
Cytec Industries, Inc.	1,015,463	20,756
Total		25,395

Communications Technology 2.53%
Anixter International, Inc.*	555,000	14,974
McAfee, Inc.*	1,200,000	36,588
Total		51,562

Computer Services, Software & Systems 0.18%
Adobe Systems, Inc.*	185,000	3,572

Containers & Packaging: Metal & Glass 0.93%
AptarGroup, Inc.	490,000	15,102
Silgan Holdings, Inc.	83,576	3,831
Total		18,933

Containers & Packaging: Paper & Plastic 2.27%
Bemis Co., Inc.	317,352	7,163
Pactiv Corp.*	1,804,800	39,020
Total		46,183

Diversified Financial Services 2.57%
Bank of New York Mellon Corp. (The)	1,616,551	41,610
Lazard Ltd. Class A	402,503	10,666
Total		52,276

Diversified Manufacturing 0.28%
Hexcel Corp.*	695,000	5,761

Diversified Production 1.91%
ITT Corp.	860,000	38,941

Drug & Grocery Store Chains 2.38%
Kroger Co. (The)	2,150,000	48,375

Drugs & Pharmaceuticals 12.28%
Abbott Laboratories	1,200,000	66,528
AmerisourceBergen Corp.	550,000	19,976
Medicines Co. (The)*	458,600	5,870
Onyx Pharmaceuticals, Inc.*	949,100	28,881
Schering-Plough Corp.	4,800,000	84,288
Watson Pharmaceuticals, Inc.*	1,630,000	44,466
Total		250,009

Electrical Equipment & Components 0.50%
AMETEK, Inc.	198,250	6,336
Emerson Electric Co.	120,000	3,924
Total		10,260

Electronics: Technology 1.87%
General Dynamics Corp.	670,000	38,009

Engineering & Contracting Services 1.00%
Jacobs Engineering Group, Inc.*	70,000	2,707
URS Corp.*	520,339	17,717
Total		20,424

Financial: Miscellaneous 0.95%
Berkshire Hathaway, Inc. Class B*	6,468	19,333

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST- ALL VALUE FUND January 31, 2009

Investments	Shares	Value (000)
Foods 1.70%
J.M. Smucker Co. (The)	410,000	$18,512
Kellogg Co.	171,402	7,489
Ralcorp Holdings, Inc.*	43,000	2,546
Smithfield Foods, Inc.*	517,200	6,139
Total		34,686

Gold 1.98%
Barrick Gold Corp. (Canada)(a)	1,075,000	40,302

Healthcare Facilities 2.69%
DaVita, Inc.*	1,165,000	54,755

Identification Control & Filter Devices 1.81%
Donaldson Co., Inc.	213,957	6,658
Parker Hannifin Corp.	790,000	30,186
Total		36,844

Insurance: Multi-Line 2.84%
ACE Ltd. (Switzerland)(a)	170,000	7,422
Aon Corp.	980,000	36,309
Markel Corp.*	52,414	14,153
Total		57,884

Jewelry, Watches & Gemstones 0.24%
Fossil, Inc.*	420,000	4,847

Machinery: Industrial/Specialty 0.55%
Kennametal, Inc.	410,000	6,576
Nordson Corp.	150,000	4,532
Total		11,108

Machinery: Oil Well Equipment & Services 2.38%
Halliburton Co.	950,000	16,388
Helmerich & Payne, Inc.	249,200	5,597
Smith International, Inc.	520,000	11,804
Superior Energy Services, Inc.*	935,000	14,567
Total		48,356

Metal Fabricating 1.40%
Precision Castparts Corp.	165,000	10,717
Reliance Steel & Aluminum Co.	800,000	17,704
Total		28,421

Milling: Fruit & Grain Processing 4.36%
Archer Daniels Midland Co.	3,238,559	88,672

Miscellaneous: Consumer Staples 0.83%
Diageo plc ADR	310,000	16,845

Multi-Sector Companies 4.42%
Carlisle Cos., Inc.	1,510,463	28,200
Eaton Corp.	790,000	34,776
Honeywell International, Inc.	610,000	20,014
Teleflex, Inc.	130,000	6,913
Total		89,903

Oil: Crude Producers 2.98%
Apache Corp.	30,000	2,250
Forest Oil Corp.*	600,000	9,000
Noble Energy, Inc.	145,000	7,095
Petrohawk Energy Corp.*	1,100,000	21,681
Range Resources Corp.	55,800	2,000
XTO Energy, Inc.	505,000	18,730
Total		60,756

Oil: Integrated Domestic 0.81%
EnCana Corp. (Canada)(a)	255,000	11,307
Hess Corp.	95,000	5,283
Total		16,590

Railroads 0.78%
Kansas City Southern*	875,000	15,890

Rental & Leasing Services: Commercial 0.57%
GATX Financial Corp.	484,800	11,684

Restaurants 2.70%
Brinker International, Inc.	1,505,000	16,510
Darden Restaurants, Inc.	957,000	25,093
Sonic Corp.*	530,000	5,162
Wendy’s/Arby’s Group, Inc.	1,625,000	8,190
Total		54,955

Retail 3.64%
Costco Wholesale Corp.	740,000	33,322
Kohl’s Corp.*	453,900	16,663
MSC Industrial Direct Co., Inc.	62,500	2,141
Wal-Mart Stores, Inc.	466,100	21,963
Total		74,089

Securities Brokerage & Services 1.11%
Charles Schwab Corp. (The)	298,100	4,051
Raymond James Financial, Inc.	1,000,000	18,510
Total		22,561

Shipping 0.29%
Kirby Corp.*	250,000	5,995

Steel 0.54%
Carpenter Technology Corp.	660,006	10,890

Truckers 0.51%
Heartland Express, Inc.	771,691	10,387

Utilities: Electrical 1.45%
Southern Co. (The)	452,800	15,146
Wisconsin Energy Corp.	324,300	14,457
Total		29,603

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST- ALL VALUE FUND January 31, 2009

Investments	Shares	Value (000)
Utilities: Gas Distributors 2.37%
Spectra Energy Corp.	1,488,000	$21,591
UGI Corp.	1,054,500	26,753
Total		48,344

Utilities: Gas Pipelines 2.71%
El Paso Corp.	3,105,033	25,399
Equitable Resources, Inc.	142,900	4,891
Williams Cos., Inc. (The)	1,760,000	24,904
Total		55,194

Wholesale & International Trade 0.09%
Central European Distribution Corp.*	150,800	1,825

Total Common Stocks (cost $2,479,629,537)		1,976,103

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.90%

Repurchase Agreement
Repurchase Agreement dated 1/30/2009, 0.01% due 2/2/2009 with State Street Bank & Trust Co. collateralized by $33,970,000 of U.S. Treasury Bill at 0.04% due 2/26/2009 and $46,925,000 of U.S. Treasury Bill at 0.27% due 5/7/2009; value: $80,863,448; proceeds: $79,275,810 (cost $79,275,744)	$79,276	79,276

Total Investments in Securities 100.97% (cost $2,558,905,281)		2,055,379

Liabilities in Excess of Other Assets (0.97%)		(19,712)
Net Assets 100.00%		$2,035,667

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND January 31, 2009

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.89%

Lord Abbett Developing Growth Fund, Inc. - Class I*(a)	7,402,374	$79,353
Lord Abbett Securities Trust - International Opportunities Fund - Class I(b)	10,713,894	74,676
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(b)	4,780,357	39,868
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(b)	2,618,986	37,452
Lord Abbett Blend Trust - Small-Cap Blend Fund - Class I*(c)	3,748,080	37,968
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I(b)	4,100,065	75,113
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(b)	4,350,039	39,107

Total Investments in Underlying Funds (cost $630,915,204)		$383,537

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.25%

Repurchase Agreement
Repurchase Agreement dated 1/30/2009, 0.01% due 2/2/2009 with State Street Bank & Trust Co. collateralized by $980,000 of U.S. Treasury Bill at 0.27% due 5/7/2009; value: $979,412; proceeds: $955,735 (cost $955,734)	$956	956

Total Investments in Securities 100.14% (cost $631,870,938)		384,493

Liabilities in Excess of Other Assets (0.14%)		(530)
Net Assets 100.00%		$383,963

*	Non-income producing security.
(a)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(b)	Fund investment objective is long-term capital appreciation.
(c)	Fund investment objective is long-term growth of capital by investing primarily in stocks of small companies.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL CORE EQUITY FUND  January 31, 2009

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 93.92%

COMMON STOCKS 92.55%

Australia 0.82%
Biotechnology
CSL Ltd.	243,905	$5,751

Belgium 2.10%
Food & Staples Retailing
Delhaize Group	228,905	14,710

Canada 0.24%
Metals & Mining
Equinox Minerals Ltd.*	1,343,100	1,654

Czech Republic 0.58%
Electric Utilities
CEZ AS	120,000	4,083

Finland 0.60%
Communications Equipment
Nokia OYJ	340,650	4,175

France 8.62%
Beverages 1.79%
Pernod Ricard SA	198,926	12,475

Capital Markets 0.75%
AXA	331,714	5,224

Commercial Banks 1.06%
BNP Paribas SA	194,824	7,438

Construction & Engineering 0.98%
Vinci SA	201,299	6,866

Diversified Telecommunication Services 2.10%
France Telecom SA	655,302	14,685

Media 0.73%
Vivendi SA	198,021	5,101

Oil & Gas 1.21%
GDF Suez	94,153	3,602
TOTAL SA ADR	97,700	4,864
		8,466
Total France		60,255

Germany 8.23%
Automobiles 0.74%
Bayerische Motoren Werke AG	218,210	5,175

Chemicals 0.71%
Linde AG	74,295	4,954

Commodity Chemicals 0.91%
GEA Group AG	549,533	6,328

Diversified Telecommunication Services 2.05%
Deutsche Telekom AG Registered Shares	1,189,687	14,356

Healthcare Equipment & Supplies 1.77%
Bayer AG	64,598	3,429
Fresenius Medical Care AG & Co. KGaA	200,171	8,957
		12,386

Household Products 1.27%
Henkel KGaA	381,438	8,885

Industrial Machinery 0.78%
MAN AG	125,064	5,435
Total Germany		57,519

Greece 1.42%
Commercial Banks 0.57%
National Bank of Greece SA	219,051	3,650
National Bank of Greece SA ADR	98,300	318
		3,968

Electric Utilities 0.85%
Public Power Corp. SA	356,260	5,963
Total Greece		9,931

Hong Kong 3.27%
Commercial Banks 0.52%
BOC Hong Kong (Holdings) Ltd.	3,600,500	3,673

Electric Utilities 0.91%
Huaneng Power International, Inc.	8,852,000	6,345

Real Estate Management & Development 0.89%
Sino-Ocean Land Holdings Ltd.	12,503,000	6,210

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL CORE EQUITY FUND  January 31, 2009

Investments	Shares	U.S. $ Value (000)
Hong Kong (continued)
Water Utilities 0.95%
Guangdong Investment Ltd.	17,416,400	$6,630
Total Hong Kong		22,858

Ireland 0.21%
Insurance
Irish Life & Permanent plc	682,160	1,465

Israel 1.94%
Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	326,950	13,552

Italy 2.49%
Aerospace & Defense 1.97%
Finmeccanica SpA	881,883	13,795

Electric Utilities 0.52%
Enel SpA	649,132	3,641
Total Italy		17,436

Japan 19.35%
Automobiles 2.03%
Honda Motor Co., Ltd.	619,000	14,226

Commercial Banks 1.16%
Sumitomo Mitsui Financial Group, Inc.	205,100	8,128

Diversified Financials 0.81%
ORIX Corp.	130,480	5,696

Diversified Telecommunication Services 1.86%
Nippon Telegraph & Telephone Corp.	268,100	12,985

Household Products 0.93%
Kao Corp.	267,000	6,485

IT Services 2.49%
Capcom Co., Ltd.	266,100	4,754
Nintendo Co., Ltd.	40,814	12,653
		17,407

Pharmaceuticals 1.50%
Daiichi Sankyo Co., Ltd.	158,000	3,548
Shionogi & Co., Ltd.	323,000	6,921
		10,469

Real Estate Investment Trusts 1.45%
Japan Prime Realty Investment Corp.	2,642	6,772
Nippon Commercial Investment Corp.	4,263	2,807
Nippon Residential Investment Corp.	982	536
		10,115

Road & Rail 1.66%
East Japan Railway Co.	171,000	11,595

Specialty Retail 0.48%
Yamada Denki Co., Ltd.	56,710	3,341

Tobacco 0.70%
Japan Tobacco, Inc.	1,694	4,870

Trading Companies & Distributors 1.60%
Sumitomo Corp.	1,237,600	11,200

Wireless Telecommunication Services 2.68%
KDDI Corp.	3,001	18,738
Total Japan		135,255

Malaysia 1.24%
Electric Utilities
Tenaga Nasional Berhad	5,321,500	8,637

Netherlands 3.52%
Food & Staples Retailing 1.23%
Koninklijke Ahold NV	715,883	8,584

Printing & Publishing 1.12%
Wolters Kluwer NV	433,680	7,796

Semiconductor Equipment 1.17%
ASML Holding NV	495,722	8,198
Total Netherlands		24,578

Portugal 1.06%
Electric Utilities
EDP - Energias de Portugal SA	2,095,008	7,413

South Africa 1.88%
Metals & Mining
AngloGold Ashanti Ltd. ADR	457,600	13,129

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL CORE EQUITY FUND  January 31, 2009

Investments	Shares	U.S. $ Value (000)
South Korea 1.24%
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	24,990	$8,689

Spain 3.87%
Biotechnology 1.09%
Grifols SA	434,234	7,609

Commercial Banks 2.01%
Banco Santander SA	734,550	5,944
Banco Santander SA ADR	1,031,100	8,084
		14,028

Electrical Equipment 0.77%
Gamesa Corporacion Tecnologica SA	321,108	5,378
Total Spain		27,015

Switzerland 7.55%
Capital Markets 0.49%
Credit Suisse Group AG	135,479	3,458

Food Products 1.98%
Nestle SA Registered Shares	400,140	13,828

Heavy Electrical Equipment 0.80%
ABB Ltd.*	428,827	5,569

Insurance 1.64%
Swiss Re	95,050	2,522
Zurich Financial Services AG	49,726	8,966
		11,488

Life Sciences Tools & Services 0.89%
Lonza Group AG	67,930	6,199

Pharmaceuticals 1.75%
Roche Holding Ltd. AG	87,026	12,217
Total Switzerland		52,759

Taiwan 1.64%
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,523,555	11,488

Thailand 0.75%
Commercial Banks
Bangkok Bank Public Co., Ltd.	2,482,300	5,212

United Kingdom 19.93%
Aerospace & Defense 2.34%
BAE Systems plc	2,820,339	16,370

Airlines 0.72%
easyJet plc*	1,165,644	5,022

Beverages 2.76%
Diageo plc	552,896	7,419
SABMiller plc	726,628	11,869
		19,288

Capital Markets 1.86%
Aviva plc	1,318,864	5,958
Prudential plc	1,468,703	7,060
		13,018

Commercial Banks 1.08%
Barclays plc	645,971	950
Barclays plc ADR	123,200	703
Royal Bank of Scotland Group plc (The)	4,020,224	1,266
Standard Chartered plc	368,641	4,658
		7,577

Diversified Financials 1.12%
Man Group plc	2,640,212	7,839

Food & Staples Retailing 1.31%
Tesco plc	1,777,569	9,186

Food Products 0.22%
Premier Foods plc	3,440,303	1,566

Household Products 0.75%
Reckitt Benckiser plc	135,465	5,217

Multi-Utilities & Unregulated Power 0.52%
National Grid plc	390,344	3,643

Oil & Gas 2.69%
Tullow Oil plc	1,882,309	18,773

Tobacco 3.04%
British American Tobacco plc	269,769	7,397
Imperial Tobacco Group plc	505,503	13,823
		21,220

Wireless Telecommunication Services 1.52%
Vodafone Group plc	5,707,074	10,600
Total United Kingdom		139,319

Total Common Stocks (cost $866,188,147)		646,883

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL CORE EQUITY FUND  January 31, 2009

Investments	Shares	U.S. $ Value (000)
PREFERRED STOCKS 1.37%

Brazil 0.63%
Electric Utilities
Companhia de Transmissao de Energia Electrica Paulista	241,300	$4,419

Germany 0.74%
Healthcare Equipment
Fresenius SE	92,930	5,139

Total Preferred Stocks (cost $11,598,435)		9,558

Total Long-Term Investments (cost $877,786,582)		656,441

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.72%

Repurchase Agreement
Repurchase Agreement dated 1/30/2009, 0.01% due 2/2/2009 with State Street Bank & Trust Co. collateralized by $33,685,000 of U.S. Treasury Bill at 0.27% due 5/7/2009; value: $33,664,789; proceeds: $33,002,466 (cost $33,002,439)	$33,002	33,002

Total Investments in Securities 98.64% (cost $910,789,021)		689,443

Foreign Cash and Other Assets in Excess of Liabilities 1.36%		9,523
Net Assets 100.00%		$698,966

ADR	American Depositary Receipt.
*	Non-income producing security.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2009

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 95.17%

COMMON STOCKS 94.47%

Australia 5.51%
Air Transportation 0.79%
Macquarie Airports	518,071	$743

Beverages 1.64%
Coca-Cola Amatil Ltd.	267,914	1,544

Food 2.29%
Goodman Fielder Ltd.	2,244,226	2,160

Utilities 0.79%
DUET Group	558,632	747
Total Australia		5,194

Austria 0.92%
Insurance
Vienna Insurance Group	27,711	865

Canada 6.11%
Drugs 1.71%
Biovail Corp.	147,800	1,616

Oil: Crude Producers 0.72%
Penn West Energy Trust Unit	59,830	676

Oil: Integrated Domestic 0.75%
Enerplus Resources Fund Unit	34,220	707

Telecommunications 2.93%
Bell Aliant Regional Communications Income Fund Unit	139,102	2,762
Total Canada		5,761

Chile 1.69%
Banks: Regional
Banco de Chile ADR	46,400	1,593

Czech Republic 2.22%
Telecommunications 1.50%
Telefonica O2 Czech Republic AS	76,069	1,413

Utilities: Electrical 0.72%
CEZ AS	19,992	680
Total Czech Republic		2,093

Finland 0.59%
Telecommunications Equipment
Nokia OYJ	45,843	562

France 13.34%
Banks: Money Center 0.77%
BNP Paribas SA	19,072	728

Broadcasting 0.96%
Societe Television Francaise 1	84,451	907

Conglomerates 1.43%
Vivendi SA	52,251	1,346

Construction/Home Building 1.60%
Vinci SA	44,341	1,513

Drugs 0.76%
Sanofi-Aventis SA	12,667	712

Insurance 0.99%
AXA	59,481	937

Office Furniture & Business Equipment 1.52%
Neopost SA	17,872	1,437

Oil: Integrated International 1.94%
TOTAL SA ADR	36,700	1,827

Publishing 1.51%
PagesJaunes Groupe	161,181	1,418

Telephone-Long Distance 1.86%
France Telecom SA	78,131	1,751
Total France		12,576

Germany 4.65%
Automotive 1.02%
Bayerische Motoren Werke AG	40,578	962

Business Services 0.60%
Deutsche Post AG	45,019	562

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2009

Investments	Shares	U.S. $ Value (000)
Germany (continued)
Machinery: Industrial/Specialty 0.92%
MAN AG	19,960	$868

Telecommunications 2.11%
Deutsche Telekom AG Registered Shares	165,164	1,993
Total Germany		4,385

Greece 2.30%
Gaming
OPAP SA	74,684	2,173

Hong Kong 4.94%
Banks: Regional 0.69%
BOC Hong Kong (Holdings) Ltd.	639,000	652

Diversified 0.48%
Guangdong Investment Ltd.	1,182,000	450

Miscellaneous 1.26%
COSCO Pacific Ltd.	1,330,000	1,190

Real Estate Management & Development 0.70%
Sino-Ocean Land Holdings Ltd.	1,331,500	661

Telecommunications Equipment 1.06%
VTech Holdings Ltd.	261,000	999

Transportation: Miscellaneous 0.75%
Pacific Basin Shipping Ltd.	1,378,000	707
Total Hong Kong		4,659

Italy 3.41%
Broadcasting 0.98%
Mediaset SpA	189,851	924

Electric Power 0.73%
Enel SpA	121,918	684

Oil: Integrated International 1.70%
Eni SpA ADR	37,900	1,607
Total Italy		3,215

Japan 11.90%
Auto Parts: Original Equipment 0.34%
Nissan Motor Co., Ltd.	105,800	319

Consumer Products 0.93%
Kao Corp.	36,000	874

Drugs 0.90%
Takeda Pharmaceutical Co., Ltd.	18,100	848

Miscellaneous 1.55%
Sumitomo Corp.	162,000	1,466

Office Supplies 1.60%
Canon, Inc.	55,400	1,512

Real Estate Investment Trusts 3.18%
Japan Prime Realty Investment Corp.	592	1,517
Nippon Commercial Investment Corp.	678	447
MID REIT, Inc.	646	1,031
		2,995

Telecommunications 1.99%
NTT DoCoMo, Inc.	1,074	1,871

Toys 1.41%
Nintendo Co., Ltd.	4,300	1,333
Total Japan		11,218

Malaysia 1.04%
Financial Services
Public Bank Berhad	403,400	978

Mexico 1.80%
Health & Personal Care
Kimberly Clark de Mexico SAB de CV	519,700	1,696

New Zealand 0.95%
Construction/Home Building
Fletcher Building Ltd.	316,147	895

Portugal 1.06%
Electric Power
EDP - Energias de Portugal SA	282,766	1,001

Singapore 1.85%
Air Transportation 1.52%
Singapore Airlines Ltd.	196,000	1,433

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2009

Investments	Shares	U.S. $ Value (000)
Singapore (continued)
Oil 0.33%
Singapore Petroleum Co., Ltd.	194,000	$310
Total Singapore		1,743

South Africa 0.75%
Metals & Minerals Miscellaneous
Gold Fields Ltd. ADR	67,000	704

South Korea 0.62%
Financial Services
Daishin Securities Co., Ltd.	49,930	583

Spain 2.77%
Banks: Money Center 1.59%
Banco Santander SA ADR	191,300	1,500

Broadcasting 1.18%
Gestevision Telecinco SA	129,457	1,111
Total Spain		2,611

Sweden 1.33%
Construction/Home Building
Skanska AB	147,517	1,256

Switzerland 2.17%
Insurance
Swiss Re	22,550	598
Zurich Financial Services AG	8,059	1,453
Total Switzerland		2,051

Taiwan 2.07%
Computer Hardware 0.49%
Wistron Corp.	669,754	467

Electronics: Semi-Conductors/Components 1.58%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	197,420	1,489
Total Taiwan		1,956

Turkey 1.01%
Telecommunications
Turk Telekomunikasyon AS*	371,616	956

United Kingdom 18.48%
Banks: Money Center 1.29%
Barclays plc	459,394	676
Standard Chartered plc	42,582	538
		1,214

Beverages 1.02%
Diageo plc	72,064	967

Drugs 3.01%
AstraZeneca plc	29,835	1,150
GlaxoSmithKline plc ADR	48,000	1,692
		2,842

Electric Power 1.04%
National Grid plc	104,853	979

Environmental Services 2.82%
Imperial Tobacco Group plc	97,109	2,655

Financial Services 0.74%
Provident Financial plc	62,368	700

Financial: Miscellaneous 0.98%
Man Group plc	311,846	926

Household Equipment/Products 1.46%
Unilever plc	62,650	1,374

Insurance 1.00%
Aviva plc	207,882	939

Metals & Minerals Miscellaneous 0.48%
Rio Tinto plc	21,269	457

Oil: Integrated International 1.49%
BP plc	198,275	1,404

Telecommunications 2.03%
Vodafone Group plc	1,029,597	1,912

Tobacco 1.12%
British American Tobacco plc	38,382	1,053
Total United Kingdom		17,422

United States 0.99%
Tobacco
Altria Group, Inc.	56,400	933

Total Common Stocks (cost $111,405,826)		89,079

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND January 31, 2009

Investments	Shares	U.S. $ Value (000)
PREFERRED STOCK 0.70%

Brazil
Electric Power
Companhia de Transmissao de Energia Electrica Paulista (cost $1,031,834)	36,000	$659

Total Long-Term Investments (cost $112,437,660)		89,738

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.01%

Repurchase Agreement
Repurchase Agreement dated 1/30/2009, 0.01% due 2/2/2009 with State Street Bank & Trust Co. collateralized by $1,945,000 of U.S. Treasury Bill at 0.27% due 5/7/2009; value: $1,943,833; proceeds: $1,901,087 (cost $1,901,085)	$1,901	1,901

Total Investments 97.18% (cost $114,338,745)		91,639

Foreign Cash and Other Assets in Excess of Liabilities 2.82%		2,656
Net Assets 100.00%		$94,295

ADR   American Depositary Receipt.

 Unit    More than one class of securities traded together.

*    Non-income producing security.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL OPPORTUNITIES FUND January 31, 2009

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 91.71%

COMMON STOCKS 89.56%

Australia 3.65%
Mining & Metals 1.52%
Lihir Gold Ltd.*	1,229,937	$2,441
OZ Minerals Ltd.	2,867,426	491
		2,932

Non-Oil Energy 0.26%
Felix Resources Ltd.	115,607	493

Oil & Gas 0.45%
Centennial Coal Co., Ltd.	490,648	856

Utilities & Infrastructure 1.42%
DUET Group	2,049,515	2,740
Total Australia		7,021

Belgium 0.81%
Consumer Non-Durables
Delhaize Group	24,319	1,563

Brazil 0.96%
Diversified Consumer Non-Cyclicals 0.79%
Souza Cruz SA	74,900	1,511

Retail 0.17%
Le Lis Blanc Deux Comercio e Confeccoes de Roupas SA*	226,605	335
Total Brazil		1,846

Canada 0.47%
Mining & Metals
Equinox Minerals Ltd.*	738,200	909

China 0.62%
Diversified Consumer Non-Cyclicals
Celestial NutriFoods Ltd.	5,291,584	1,196

Egypt 0.41%
Autos & Auto Parts
Ghabbour Auto*	331,890	791

France 3.47%
Communications Equipment 1.23%
Gemalto NV*	96,720	2,361

Engineering & Capital Goods 1.69%
Neopost SA	40,484	3,255

Media 0.55%
Ipsos SA	49,899	1,060
Total France		6,676

Germany 10.82%
Aerospace & Defense 1.89%
Rheinmetall AG	115,066	3,645

Chemicals 2.74%
Henkel KGaA	23,557	549
K+S AG	30,380	1,435
Symrise GmbH & Co. AG	257,108	2,396
Wacker Chemie AG	12,633	900
		5,280

Diversified Energy 0.45%
Q-Cells SE*	35,262	861

Diversified Industrial Goods & Services 0.30%
Hamburger Hafen und Logistik AG	22,560	575

Electrical Equipment 0.46%
Tognum AG	79,067	875

Engineering & Capital Goods 0.76%
MAN AG	33,763	1,467

Healthcare Facilities 0.54%
Gerresheimer AG	50,685	1,037

Healthcare Products & Supplies 2.35%
Fresenius Medical Care AG & Co. ADR	100,900	4,516

Mining & Metals 1.33%
Kloeckner & Co. SE	178,382	2,562
Total Germany		20,818

Greece 1.41%
Consumer Durables 0.31%
Jumbo SA	101,129	611

Non-Property Financials 1.10%
Alpha Bank AE	113,362	947
Hellenic Exchanges SA	182,388	1,166
		2,113
Total Greece		2,724

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL OPPORTUNITIES FUND January 31, 2009

Investments	Shares	U.S. $ Value (000)
Hong Kong 3.47%
Leisure & Recreation 0.79%
Rexcapital Financial Holdings Ltd.*	45,075,000	$1,519

Property Services 1.24%
Sino-Ocean Land Holdings Ltd.	4,805,000	2,387

Utilities & Infrastructure 1.44%
Huaneng Power International, Inc.	3,866,000	2,771
Total Hong Kong		6,677

India 0.83%
Diversified Technology
Infosys Technologies Ltd. ADR	60,000	1,594

Indonesia 0.35%
Property (Excluding Services)
PT Bakrieland Development Tbk*	42,321,000	219
PT Ciputra Development Tbk*	19,182,944	447
Total Indonesia		666

Ireland 2.28%
Diversified Consumer Non-Cyclicals 0.47%
C&C Group plc	900,184	899

Healthcare Products & Supplies 0.48%
United Drug plc	311,212	924

Non-Property Financials 0.57%
Irish Life & Permanent plc	92,384	198
Irish Life & Permanent plc	430,320	903
		1,101

Oil & Gas 0.76%
Dragon Oil plc*	634,085	1,456
Total Ireland		4,380

Italy 9.82%
Aerospace & Defense 1.00%
Finmeccanica SpA	122,852	1,922

Diversified Financials 1.82%
Azimut Holding SpA	682,531	3,496

Food & Drink 2.61%
Davide Campari-Milano SpA	887,996	5,023

Surface Transportation 1.01%
Ansaldo STS SpA	160,835	1,950

Utilities & Infrastructure 3.38%
Hera SpA	1,600,240	2,912
Terna-Rete Elettrica Nationale SpA	1,182,278	3,592
		6,504
Total Italy		18,895

Japan 21.31%
Chemicals 1.52%
Sumitomo Chemical Co., Ltd.	617,000	1,955
ZEON Corp.	303,000	971
		2,926

Computer Software 1.45%
Capcom Co., Ltd.	156,400	2,794

Diversified Financials 0.67%
DA Office Investment Corp. REIT	636	1,080
Nippon Residential Investment Corp. REIT	389	212
		1,292

Diversified Technology 0.33%
SUMCO Corp.	49,700	643

Electronics 1.24%
Elpida Memory, Inc.*	172,900	1,218
IBIDEN Co., Ltd.	57,400	1,161
		2,379

General Manufacturing & Services 1.91%
FP Corp.	77,900	3,681

Healthcare Products & Supplies 3.75%
Hogy Medical Co., Ltd.	45,000	2,694
Mediceo Paltac Holdings Co., Ltd.	176,600	1,962
Shionogi & Co., Ltd.	119,000	2,550
		7,206

Non-Property Financials 2.11%
Kabu.com Securities Co., Ltd.	2,252	2,505
ORIX Corp.	35,570	1,553
		4,058

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL OPPORTUNITIES FUND January 31, 2009

Investments	Shares	U.S. $ Value (000)
Japan (continued)
Property (Excluding Services) 0.66%
Japan Prime Realty Investment Corp. REIT	494	$1,266

Property Services 0.15%
Nippon Commercial Investment Corp. REIT	444	292

Retail 5.80%
Isetan Mitsukoshi Holdings Ltd.*	271,608	1,951
K’s Holdings Corp.	160,000	2,465
Nitori Co., Ltd.	49,750	3,511
Yamada Denki Co., Ltd.	54,800	3,229
		11,156

Telecommunications Services 1.72%
Okinawa Cellular Telephone Co.	1,452	3,309
Total Japan		41,002

Mexico 0.45%
Diversified Financials
Desarrolladora Homex SA de CV ADR*	45,400	866

Netherlands 2.22%
Consumer Non-Durables 1.31%
Koninklijke Ahold NV	210,316	2,522

Electrical Equipment 0.31%
Draka Holding NV	76,491	604

Electronics 0.60%
ASML Holding NV	69,761	1,154
Total Netherlands		4,280

Norway 0.83%
Chemicals 0.44%
Yara International ASA	37,490	843

Diversified Transportation 0.39%
Songa Offshore ASA*	434,738	760
Total Norway		1,603

Philippines 1.00%
Property Services
Megaworld Corp.	161,583,000	1,928

Spain 6.01%
Electrical Equipment 0.52%
Gamesa Corporacion Tecnologica SA	59,873	1,003

Food & Drink 2.39%
Ebro Puleva SA	151,810	1,874
Viscofan SA	144,511	2,711
		4,585

General Manufacturing & Services 1.44%
Prosegur Compania de Seguridad SA	90,629	2,776

Oil & Gas 1.66%
Enagas SA	184,423	3,197
Total Spain		11,561

Switzerland 4.21%
Chemicals 2.89%
Lonza Group AG	29,190	2,664
Syngenta AG	14,970	2,895
		5,559

Diversified Financials 0.99%
EFG International AG	157,619	1,912

Property (Excluding Services) 0.33%
Orascom Development Holding AG*	26,846	638
Total Switzerland		8,109

Taiwan 0.12%
Diversified Technology
Powerchip Semiconductor Corp.*	2,556,000	237

Thailand 1.27%
Banks & Financial Services
Bangkok Bank Public Co., Ltd.	1,160,174	2,436

Turkey 0.34%
Diversified Financials
Turkiye Is Bankasi AS	295,680	656

United Kingdom 12.43%
Aerospace & Defense 1.99%
Cobham plc	1,241,851	3,831

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – INTERNATIONAL OPPORTUNITIES FUND January 31, 2009

Investments	Shares	U.S. $ Value (000)
United Kingdom (continued)
Air Transportation 0.99%
easyJet plc*	439,486	$1,893

Diversified Financials 0.51%
Man Group plc	329,836	979

Engineering & Construction 1.49%
Babcock International Group plc	394,176	2,874

Food & Drink 1.94%
Britvic plc	1,032,951	3,427
New Britain Palm Oil Ltd.	95,579	312
		3,739

General Manufacturing & Services 1.62%
Intertek Group plc	253,911	3,124

Non-Property Financials 0.72%
Schroders plc	126,221	1,389

Oil & Gas 3.17%
Ceres Power Holdings plc*	321,690	492
Dana Petroleum plc*	95,430	1,245
Max Petroleum plc*	2,457,542	89
Premier Oil plc*	109,524	1,117
Salamander Energy plc*	220,191	352
Tullow Oil plc	280,583	2,798
		6,093
Total United Kingdom		23,922

Total Common Stocks (cost $256,327,227)		172,356

PREFERRED STOCKS 2.15%

Brazil 1.37%
Utilities & Infrastructure
Companhia de Transmissao de Energia Electrica Paulista	143,937	2,636

Germany 0.78%
Healthcare Products & Supplies
Fresenius SE	26,957	1,491

Total Preferred Stocks (cost $5,185,376)		4,127

Total Long-Term Investments (cost $261,512,603)		176,483

	Principal Amount (000)
SHORT-TERM INVESTMENT 7.09%

Repurchase Agreement
Repurchase Agreement dated 1/30/2009, 0.01% due 2/2/2009 with State Street Bank & Trust Co. collateralized by $13,930,000 of U.S. Treasury Bill at 0.27% due 5/7/2009; value: $13,921,642; proceeds: $13,644,076 (cost $13,644,065)	$13,644	13,644

Total Investments in Securities 98.80% (cost $275,156,668)		190,127

Foreign Cash and Other Assets in Excess of Liabilities 1.20%		2,313
Net Assets 100.00%		$192,440

ADR   American Depositary Receipt.

REIT   Real Estate Investment Trust

*    Non-income producing security.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST – LARGE CAP VALUE FUND January 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 99.48%

Aerospace 0.26%
Rockwell Collins, Inc.	2,810	$105

Air Transportation 2.85%
Delta Air Lines, Inc.*	169,000	1,166

Banks 13.93%
Bank of America Corp.	62,230	409
BB&T Corp.	10,460	207
Fifth Third Bancorp	60,230	144
JPMorgan Chase & Co.	75,710	1,931
M&T Bank Corp.	9,690	377
Marshall & Ilsley Corp.	13,890	79
PNC Financial Services Group, Inc. (The)	14,860	483
SunTrust Banks, Inc.	6,010	74
Wells Fargo & Co.	105,170	1,988
Total		5,692

Beverage: Soft Drinks 2.39%
Coca-Cola Enterprises, Inc.	87,000	977

Biotechnology Research & Production 2.88%
Amgen, Inc.*	16,520	906
Genzyme Corp.*	3,960	273
Total		1,179

Building Materials 0.89%
Masco Corp.	46,410	363

Cable Television Services 1.17%
Comcast Corp. Class A	32,750	480

Communications & Media 0.70%
Time Warner, Inc.	30,590	285

Computer Services, Software & Systems 2.24%
Microsoft Corp.	12,190	208
Oracle Corp.*	41,950	706
Total		914

Computer Technology 1.04%
Hewlett-Packard Co.	12,250	426

Diversified Financial Services 9.07%
Bank of New York Mellon Corp. (The)	80,794	2,080
Goldman Sachs Group, Inc. (The)	15,870	1,281
MetLife, Inc.	7,800	224
Morgan Stanley	5,940	120
Total		3,705

Drug & Grocery Store Chains 1.02%
Kroger Co. (The)	18,475	416

Drugs & Pharmaceuticals 6.73%
Abbott Laboratories	15,880	880
AstraZeneca plc ADR	10,350	399
Johnson & Johnson	2,350	136
Pfizer, Inc.	29,680	433
Teva Pharmaceutical Industries Ltd. ADR	21,840	905
Total		2,753

Electronics: Semi-Conductors/Components 0.27%
Intel Corp.	8,490	109

Energy: Miscellaneous 0.18%
Valero Energy Corp.	3,140	76

Finance: Small Loan 0.25%
SLM Corp.*	8,900	102

Financial Data Processing Services & Systems 0.85%
Western Union Co.	25,460	348

Financial Information Services 0.50%
Moody’s Corp.	9,510	204

Foods 2.62%
ConAgra Foods, Inc.	9,970	171
Kraft Foods, Inc. Class A	32,045	899
Total		1,070

Health & Personal Care 0.23%
WellPoint, Inc.*	2,270	94

Healthcare Management Services 1.27%
Humana, Inc.*	5,310	201
UnitedHealth Group, Inc.	11,280	320
Total		521

Homebuilding 0.40%
Centex Corp.	2,980	25
Pulte Homes, Inc.	13,590	138
Total		163

Hotel/Motel 0.79%
Marriott International, Inc. Class A	19,800	323

Insurance: Multi-Line 2.41%
ACE Ltd. (Switzerland)(a)	5,710	249
Aon Corp.	19,890	737
Total		986

Investment Management Companies 1.11%
T. Rowe Price Group, Inc.	16,490	455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST – LARGE CAP VALUE FUND January 31, 2009

Investments	Shares	Value (000)
Leisure Time 1.33%
Carnival Corp. Unit	29,900	$544

Machinery: Construction & Handling 0.22%
Caterpillar, Inc.	2,880	89

Machinery: Oil Well Equipment & Services 1.89%
Halliburton Co.	11,700	202
Schlumberger Ltd.	14,008	571
Total		773

Medical & Dental Instruments & Supplies 3.67%
Boston Scientific Corp.*	130,390	1,157
Covidien Ltd.	8,950	343
Total		1,500

Milling: Fruit & Grain Processing 2.59%
Archer Daniels Midland Co.	38,600	1,057

Multi-Sector Companies 4.13%
3M Co.	1,500	81
Eaton Corp.	13,212	581
General Electric Co.	84,510	1,025
Total		1,687

Oil: Crude Producers 0.45%
XTO Energy, Inc.	4,980	185

Oil: Integrated Domestic 1.12%
Hess Corp.	4,130	230
Occidental Petroleum Corp.	4,180	228
Total		458

Oil: Integrated International 4.76%
Chevron Corp.	8,190	579
Exxon Mobil Corp.	17,881	1,367
Total		1,946

Rental & Leasing Services: Consumer 1.58%
Hertz Global Holdings, Inc.*	127,950	647

Retail 14.45%
Best Buy Co., Inc.	32,970	924
Home Depot, Inc. (The)	54,310	1,169
HSN, Inc.*	30,697	146
IAC/InterActiveCorp*	27,982	411
J.C. Penney Co., Inc.	17,760	297
Kohl’s Corp.*	31,080	1,141
Lowe’s Cos, Inc.	2,060	38
Target Corp.	36,940	1,153
Wal-Mart Stores, Inc.	13,270	625
Total		5,904

Securities Brokerage & Services 2.19%
Franklin Resources, Inc.	15,380	745
Legg Mason, Inc.	9,280	149
Total		894

Services: Commercial 0.99%
Waste Management, Inc.	12,920	403

Textiles Apparel Manufacturers 1.20%
J. Crew Group, Inc.*	32,310	323
V.F. Corp.	2,980	167
Total		490

Transportation: Miscellaneous 0.11%
Expeditors International of Washington, Inc.	1,550	43

Utilities: Gas Pipelines 0.41%
El Paso Corp.	20,490	168

Utilities: Telecommunications 2.34%
AT&T, Inc.	38,883	957

Total Common Stocks (cost $55,300,961)		40,657

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.56%

Repurchase Agreement
Repurchase Agreement dated 1/30/2009, 0.01% due 2/2/2009 with State Street Bank & Trust Co. collateralized by $240,000 of U.S. Treasury Bills at 0.27% due 5/7/2009; value: $239,856; proceeds: $230,384 (cost $230,384)	$230	230

Total Investments in Securities 100.04% (cost $55,531,345)		40,887

Liabilities in Excess of Other Assets (0.04%)		(17)
Net Assets 100.00%		$40,870

ADR   American Depositary Receipt.

Unit    More than one class of securities traded together.

*    Non-income producing security.

(a)   Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND  January 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 93.16%

Aerospace 2.97%
Alliant Techsystems, Inc.*	65,220	$5,270
Curtiss-Wright Corp.	80,200	2,590
Total		7,860

Air Transportation 1.06%
Bristow Group, Inc.*	115,952	2,805

Auto Components 0.93%
Gentex Corp.	294,200	2,468

Auto Parts: Original Equipment 1.43%
Autoliv, Inc. (Sweden)(a)	142,589	2,622
BorgWarner, Inc.	69,110	1,167
Total		3,789

Banks 5.33%
Commerce Bancshares, Inc.	82,308	2,877
Cullen/Frost Bankers, Inc.	61,993	2,713
First Horizon National Corp.	451,059	4,294
KeyCorp	298,581	2,174
Signature Bank*	29,510	758
TCF Financial Corp.	102,456	1,269
Total		14,085

Biotechnology Research & Production 4.15%
Biogen Idec, Inc.*	106,500	5,181
Charles River Laboratories International, Inc.*	36,300	886
Martek Biosciences Corp. *	80,801	2,137
OSI Pharmaceuticals, Inc.*	77,800	2,770
Total		10,974

Building: Materials 0.40%
Quanex Building Products Corp.	125,926	1,069

Chemicals 3.77%
Albemarle Corp.	124,920	2,779
Cytec Industries, Inc.	131,207	2,682
Ecolab, Inc.	38,291	1,300
EnerSys*	190,854	1,739
Sigma-Aldrich Corp.	40,737	1,470
Total		9,970

Communications Technology 1.72%
Anixter International, Inc.*	52,991	1,430
L-3 Communications Holdings, Inc.	39,300	3,105
Total		4,535

Computer Services, Software & Systems 6.40%
Amdocs Ltd. (Greece)*(a)	173,498	2,936
CA, Inc.	151,800	2,731
Macrovision Solutions Corp.*	325,977	4,274
Sapient Corp.*	842,127	3,587
SRA International, Inc. Class A*	207,700	3,392
Total		16,920

Computer Technology 0.99%
Intermec, Inc.*	211,200	2,623

Containers & Packaging: Metal & Glass 1.98%
Silgan Holdings, Inc.	114,081	5,229

Containers & Packaging: Paper & Plastic 2.51%
Bemis Co., Inc.	136,400	3,079
Pactiv Corp.*	165,100	3,569
Total		6,648

Diversified Financial Services 0.62%
Lazard Ltd. Class A	61,700	1,635

Diversified Manufacturing 0.85%
Hexcel Corp.*	271,936	2,254

Diversified Production 1.65%
ITT Corp.	96,600	4,374

Drug & Grocery Store Chains 0.16%
Ruddick Corp.	17,200	414

Drugs & Pharmaceuticals 4.13%
AmerisourceBergen Corp.	59,392	2,157
Medicines Co. (The)*	123,200	1,577
Onyx Pharmaceuticals, Inc.*	93,800	2,854
Watson Pharmaceuticals, Inc.*	158,900	4,335
Total		10,923

Electrical Equipment & Components 1.42%
MYR Group, Inc.*	260,494	3,751

Electrical & Electronics 0.95%
Plexus Corp.*	172,800	2,499

Electronics: Semi-Conductors/Components 0.12%
Microsemi Corp.*	36,400	306

Electronics: Technology 0.55%
PerkinElmer, Inc.	114,500	1,445

Engineering & Contracting Services 1.33%
URS Corp.*	103,550	3,526

Financial Data Processing Services & Systems 3.52%
Fiserv, Inc.*	94,959	3,015
Global Payments, Inc.	93,122	3,232

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND  January 31, 2009

Investments	Shares	Value (000)
Financial Data Processing Services & Systems (continued)
Lender Processing Services, Inc.	118,300	$3,066
Total		9,313

Financial: Miscellaneous 1.27%
Financial Federal Corp.	154,009	3,345

Foods 2.85%
J.M. Smucker Co. (The)	121,200	5,472
NBTY, Inc.*	52,700	994
Ralcorp Holdings, Inc.*	18,200	1,078
Total		7,544

Healthcare Facilities 1.84%
DaVita, Inc.*	59,700	2,806
Quest Diagnostics, Inc.	41,900	2,068
Total		4,874

Healthcare Management Services 0.91%
Healthspring, Inc.*	137,600	2,397

Identification Control & Filter Devices 0.24%
IDEX Corp.	28,345	641

Insurance: Multi-Line 0.83%
Markel Corp.*	8,100	2,187

Insurance: Property-Casualty 4.33%
HCC Insurance Holdings, Inc.	269,872	6,318
IPC Holdings Ltd.	59,000	1,514
PartnerRe Ltd.	55,300	3,624
Total		11,456

Jewelry, Watches & Gemstones 0.36%
Fossil, Inc.*	83,600	965

Machinery: Oil Well Equipment & Services 2.38%
BJ Services Co.	177,800	1,956
CARBO Ceramics, Inc.	60,610	2,179
Complete Production Services, Inc.*	79,900	512
Superior Energy Services, Inc.*	105,200	1,639
Total		6,286

Metal Fabricating 1.26%
Reliance Steel & Aluminum Co.	150,600	3,333

Miscellaneous: Materials & Processing 0.57%
Rogers Corp.*	61,871	1,516

Multi-Sector Companies 3.83%
Carlisle Cos., Inc.	301,130	5,622
Teleflex, Inc.	84,800	4,510
Total		10,132

Oil: Crude Producers 1.58%
Forest Oil Corp.*	45,200	678
Petrohawk Energy Corp.*	87,100	1,717
Range Resources Corp.	19,700	706
St. Mary Land & Exploration Co.	55,364	1,071
Total		4,172

Railroads 1.01%
Kansas City Southern*	146,900	2,668

Real Estate Investment Trusts 0.81%
EastGroup Properties, Inc.	70,900	2,154

Restaurants 5.41%
Brinker International, Inc.	409,400	4,491
Darden Restaurants, Inc.	127,700	3,348
Jack in the Box, Inc.*	186,700	4,218
Texas Roadhouse, Inc.*	35,738	273
Wendy’s/Arby’s Group, Inc.	391,988	1,976
Total		14,306

Retail 0.70%
Chico’s FAS, Inc.*	466,220	1,846

Savings & Loan 0.38%
Washington Federal, Inc.	82,200	1,009

Services: Commercial 2.36%
Tetra Tech, Inc.*	189,000	4,390
Waste Connections, Inc.*	63,700	1,849
Total		6,239

Shipping 1.63%
Kirby Corp.*	58,400	1,400
UTi Worldwide, Inc.	264,400	2,898
Total		4,298

Steel 0.78%
Carpenter Technology Corp.	124,976	2,062

Telecommunications Equipment 0.90%
Polycom, Inc.*	170,200	2,391

Truckers 1.78%
Heartland Express, Inc.	278,729	3,752
Knight Transportation, Inc.	71,800	958
Total		4,710

Utilities: Electrical 3.56%
Avista Corp.	88,090	1,677
Cleco Corp.	103,000	2,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND  January 31, 2009

Investments	Shares	Value (000)
Utilities: Electrical (continued)
IDACORP, Inc.	33,600	$978
Wisconsin Energy Corp.	98,883	4,408
Total		9,417

Utilities: Gas Distributors 2.65%
Piedmont Natural Gas Co., Inc.	95,075	2,463
UGI Corp.	179,570	4,556
Total		7,019

Total Common Stocks (cost $319,120,181)		246,382

	Principal Amount (000)

SHORT-TERM INVESTMENT 7.79%

Repurchase Agreement
Repurchase Agreement dated 1/30/2009, 0.01% due 2/2/2009 with State Street Bank & Trust Co. collateralized by $21,020,000 of U.S. Treasury Bill at 0.27% due 5/7/2009; value $21,007,388; proceeds: $20,591,518 (cost $20,591,501)	$20,592	20,592

Total Investments in Securities 100.95% (cost $339,711,682)		266,974

Liabilities in Excess of Other Assets (0.95%)		(2,500)
Net Assets 100.00%		$264,474

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of nine funds. This report covers the following seven funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett All Value Fund (“All Value Fund”), Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Large Cap Value Fund (“Large Cap Value Fund”), and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

All Value Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). International Dividend Income Fund’s and Large Cap Value Fund’s investment objective is to seek a high level of total return.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)   Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)   Foreign Transactions–The books and records of International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)   Forward Foreign Currency Exchange Contracts–International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of January 31, 2009, there were no open forward foreign currency exchange contracts outstanding.

(e)   Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(f)    When-Issued or Forward Transactions–Each Fund may purchase securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability

Notes to Schedule of Investments (unaudited)(continued)

to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)

Fair Value Measurements–Each Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•      Level 1 – quoted prices in active markets for identical investments;

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•      Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing each Fund’s investments carried at value:

	All Value Fund	Alpha Strategy Fund
Valuation Inputs	Investments in Securities	Investments in Securities
Level 1 - Quoted Prices	$1,976,103,487	$383,537,070
Level 2 - Other Significant Observable Inputs	79,275,744	955,734
Total	$2,055,379,231	$384,492,804

	International Core Equity Fund	International Dividend Income Fund
Valuation Inputs	Investments in Securities	Investments in Securities
Level 1 - Quoted Prices	$656,440,795	$89,737,778
Level 2 - Other Significant Observable Inputs	33,002,439	1,901,085
Total	$689,443,234	$91,638,863

	International Opportunities Fund	Large Cap Value Fund
Valuation Inputs	Investments in Securities	Investments in Securities
Level 1 - Quoted Prices	$175,991,659	$40,656,367
Level 2 - Other Significant Observable Inputs	13,644,065	230,384
Level 3 - Significant Unobservable Inputs	491,019	—
Total	$190,126,743	$40,886,751

Notes to Schedule of Investments (unaudited)(concluded)

Value Opportunities Fund
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$246,382,829
Level 2 - Other Significant Observable Inputs	20,591,501
Total	$266,974,330

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

International Opportunities Fund
Investment in
Securities
Balance as of November 1, 2008	$—
Net transfers in or out of Level 3	1,034,252
Change in unrealized appreciation (depreciation)	(543,233)
Balance as of January 31, 2009	$491,019

3. FEDERAL TAX INFORMATION

As of January 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund
Tax cost	$2,569,492,798	$636,395,006	$934,212,770
Gross unrealized gain	51,363,849	—	12,862,267
Gross unrealized loss	(565,477,416)	(251,902,203)	(257,631,803)
Net unrealized security loss	$(514,113,567)	$(251,902,203)	$(244,769,536)

	International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund
Tax cost	$119,715,054	$289,017,876	$57,001,230
Gross unrealized gain	716,911	5,300,585	212,977
Gross unrealized loss	(28,793,103)	(104,191,718)	(16,327,455)
Net unrealized security loss	$(28,076,192)	$(98,891,133)	$(16,114,478)

Value Opportunities Fund
Tax cost	$339,847,206
Gross unrealized gain	5,619,456
Gross unrealized loss	(78,492,332)
Net unrealized security loss	$(72,872,876)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of certain foreign securities and wash sales.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of January 31, 2009, Alpha Strategy Fund’s long term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. - Class I	20.69%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.47%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.39%
Lord Abbett Securities Trust - Micro Cap Value Fund - Class I	9.77%
Lord Abbett Blend Trust – Small Cap Blend Fund - Class I	9.90%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.58%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	10.20%

The Ten Largest Holdings and the Holdings by Sector, as of January 31, 2009, for each Underlying Fund are presented below.  Each Underlying Fund’s Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on the Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Myriad Genetics, Inc.	1.90%
CardioNet, Inc.	1.81%
Masimo Corp.	1.74%
NuVasive, Inc.	1.67%
Thoratec Corp.	1.63%
Synaptics, Inc.	1.60%
Alexion Pharmaceuticals, Inc.	1.59%
Netflix, Inc.	1.53%
EnerNOC, Inc.	1.50%
Sunpower Corp.	1.49%

Holdings by Sector	% of Investments
Auto & Transportation	2.31%
Consumer Discretionary	16.79%
Consumer Staples	2.89%
Financial Services	6.11%
Healthcare	25.19%
Materials & Processing	4.97%
Other Energy	9.01%
Producer Durables	8.04%
Technology	22.33%
Utilities	1.17%
Short-Term Investment	1.19%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments
Davide Campari-Milano SpA	2.64%
Fresenius Medical Care AG & Co. ADR	2.38%
Cobham plc	2.01%
FP Corp.	1.94%
Rheinmetall AG	1.92%
Terna-Rete Elettrica Nationale SpA	1.89%
Nitori Co., Ltd.	1.85%
Azimut Holding SpA	1.84%
Britvic plc	1.80%
Okinawa Cellular Telephone Co.	1.74%

Holdings by Sector	% of Investments
Basic Materials	9.36%
Consumer Cyclicals	8.14%
Consumer Non-Cyclicals	10.24%
Consumer Staples	1.11%
Diversified Financials	4.84%
Energy	6.81%
Healthcare	9.38%
Industrial Goods & Services	14.57%
Industrials	1.01%
Information Technology	0.61%
Non-Property Financials	5.84%
Property and Property Services	3.78%
Technology	5.26%
Telecommunications	1.74%
Transportation	2.42%
Utilities	7.71%
Short-Term Investment	7.18%
Total	100.00%

Lord Abbett Securities Trust - Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
3PAR, Inc.	2.58%
Eurand NV	2.52%
CardioNet, Inc.	2.46%
VNUS Medical Technologies, Inc.	2.29%
EnerNOC, Inc.	2.26%
HMS Holdings Corp.	2.20%
Bankrate, Inc.	2.00%
Commvault Systems, Inc.	1.94%
Bio-Reference Laboratories, Inc.	1.89%
BJ’s Restaurants, Inc.	1.88%

Holdings by Sector	% of Investments
Auto & Transportation	0.98%
Consumer Discretionary	12.15%
Consumer Staples	4.11%
Financial Services	4.84%
Healthcare	30.80%
Materials & Processing	5.11%
Other Energy	6.29%
Producer Durables	5.45%
Technology	26.16%
Short-Term Investment	4.11%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - Micro Cap Value Fund

Ten Largest Holdings	% of Investments
Monro Muffler Brake, Inc.	5.00%
Overhill Farms, Inc.	3.96%
Medical Action Industries, Inc.	3.33%
Chesapeake Utilities Corp.	2.79%
Odyssey HealthCare, Inc.	2.22%
Central Garden & Pet Co.	2.17%
Portec Rail Products, Inc.	2.09%
PetMed Express, Inc.	2.04%
American Physicians Service Group, Inc.	1.98%
MYR Group, Inc.	1.96%

Holdings by Sector	% of Investments
Auto & Transportation	4.33%
Consumer Discretionary	20.44%
Consumer Staples	4.77%
Financial Services	12.93%
Healthcare	16.37%
Materials & Processing	9.30%
Other Energy	1.33%
Producer Durables	9.28%
Technology	9.94%
Utilities	4.84%
Short-Term Investment	6.47%
Total	100.00%

Lord Abbett Blend Trust - Small Cap Blend Fund

Ten Largest Holdings	% of Investments
HCC Insurance Holdings, Inc.	3.12%
Amedisys, Inc.	2.73%
Solera Holdings, Inc.	2.68%
Comstock Resources, Inc.	2.38%
ICON plc ADR	2.27%
VCA Antech, Inc.	2.18%
Global Payments, Inc.	2.10%
Watsco, Inc.	2.08%
Catalyst Health Solutions, Inc.	1.97%
Actuant Corp. Class A	1.95%

Holdings by Sector	% of Investments
Auto & Transportation	4.91%
Consumer Discretionary	10.24%
Consumer Staples	2.80%
Financial Services	10.86%
Healthcare	21.25%
Materials & Processing	9.62%
Other	0.70%
Other Energy	6.96%
Producer Durables	13.47%
Technology	14.91%
Short-Term Investment	4.28%
Total	100.00%

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Research Fund, Inc. - Small Cap Value Fund

Ten Largest Holdings	% of Investments
Curtiss-Wright Corp.	4.15%
Anixter International, Inc.	2.45%
Carlisle Cos., Inc.	2.39%
URS Corp.	2.30%
Onyx Pharmaceuticals, Inc.	2.15%
Financial Federal Corp.	2.15%
Brinker International, Inc.	1.97%
AAR Corp.	1.81%
OSI Pharmaceuticals, Inc.	1.80%
ScanSource, Inc.	1.74%

Holdings by Sector	% of Investments
Auto & Transportation	10.11%
Consumer Discretionary	8.65%
Consumer Staples	2.46%
Financial Services	9.78%
Healthcare	10.85%
Materials & Processing	19.77%
Other	3.46%
Other Energy	3.32%
Producer Durables	11.44%
Technology	8.62%
Utilities	8.94%
Short-Term Investment	2.60%
Total	100.00%

Lord Abbett Series Trust - Value Opportunities Fund

Ten Largest Holdings	% of Investments
HCC Insurance Holdings, Inc.	2.37%
Carlisle Cos., Inc.	2.11%
J.M. Smucker Co. (The)	2.05%
Alliant Techsysterms, Inc.	1.97%
Silgan Holdings, Inc.	1.96%
Biogen Idec, Inc.	1.94%
UGI Corp.	1.71%
Teleflex, Inc.	1.69%
Brinker International, Inc.	1.68%
Wisconsin Energy Corp.	1.65%

Holdings by Sector	% of Investments
Auto & Transportation	7.77%
Consumer Discretionary	8.75%
Consumer Staples	2.98%
Financial Services	16.92%
Healthcare	10.92%
Materials & Processing	13.34%
Other	3.80%
Other Energy	3.92%
Producer Durables	7.12%
Technology	10.61%
Utilities	6.16%
Short-Term Investment	7.71%
Total	100.00%

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST- MICRO CAP GROWTH FUND  January 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 95.90%

Auto Components 0.98%
Westport Innovations, Inc. (Canada)*(a)	93,780	$494

Banks 2.06%
Pinnacle Financial Partners, Inc.*	25,600	605
Texas Capital Bancshares, Inc.*	38,800	438
Total		1,043

Beverage: Brewers (Wineries) 1.39%
Boston Beer Co., Inc. (The) Class A*	27,900	704

Beverage: Soft Drinks 0.88%
Peet’s Coffee & Tea, Inc.*	22,000	447

Biotechnology Research & Production 7.18%
Acorda Therapeutics, Inc.*	31,758	779
Array BioPharma, Inc.*	111,400	446
Genomic Health, Inc.*	40,400	865
RTI Biologics, Inc.*	159,000	390
VNUS Medical Technologies, Inc.*	72,284	1,157
Total		3,637

Communications Technology 4.63%
Aruba Networks, Inc.*	207,700	554
Infinera Corp.*	24,339	167
NETGEAR, Inc.*	24,700	275
Starent Networks Corp.*	58,000	853
Switch and Data Facilities Co., Inc.*	71,600	493
Total		2,342

Computer Services, Software & Systems 11.66%
3PAR, Inc.*	153,700	1,305
Commvault Systems, Inc.*	73,900	981
Compellent Technologies, Inc.*	68,500	829
comScore, Inc.*	62,561	789
Constant Contact, Inc.*	12,272	187
MercadoLibre, Inc. (Argentina)*(a)	29,200	392
Netezza Corp.*	109,800	666
NetSuite, Inc.*	52,635	368
Ultimate Software Group, Inc. (The)*	27,900	384
Total		5,901

Computer Technology 4.08%
Palm, Inc.*	43,397	333
Riverbed Technology, Inc.*	90,400	918
Synaptics, Inc.*	34,600	816
Total		2,067

Diversified Manufacturing 2.24%
Hexcel Corp.*	92,500	767
Koppers Holdings, Inc.	22,700	368
Total		1,135

Drugs & Pharmaceuticals 2.52%
Eurand NV (Netherlands)*(a)	106,401	1,277

Education Services 2.58%
American Public Education, Inc.*	12,100	474
Grand Canyon Education, Inc.*	15,997	277
K12, Inc.*	34,712	554
Total		1,305

Electrical Equipment & Components 2.55%
AZZ, Inc.*	19,400	435
MYR Group, Inc.*	59,297	854
Total		1,289

Electronics: Medical Systems 2.90%
eResearchTechnology, Inc.*	82,548	478
Luminex Corp.*	13,300	271
Somanetics Corp.*	34,600	506
ZOLL Medical Corp.*	13,290	213
Total		1,468

Electronics: Semi-Conductors/Components 5.13%
Cavium Networks, Inc.*	64,200	584
Hittite Microwave Corp.*	11,800	302
IPG Photonics Corp.*	21,322	205
Monolithic Power Systems, Inc.*	54,500	662
NetLogic Microsystems, Inc.*	39,677	842
Total		2,595

Energy: Miscellaneous 2.93%
Clean Energy Fuels Corp.*	49,021	339
EnerNOC, Inc.*	109,653	1,145
Total		1,484

Engineering & Contracting Services 0.92%
Hill International, Inc.*	85,100	468

Financial Data Processing Services & Systems 0.78%
CyberSource Corp.*	33,100	395

Financial Information Services 2.00%
Bankrate, Inc.*	30,400	1,014

Foods 1.84%
Zhongpin, Inc. (China)*(a)	89,700	930

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST- MICRO CAP GROWTH FUND January 31, 2009

Investments	Shares	Value (000)
Health & Personal Care 5.18%
Bio-Reference Laboratories, Inc.*	39,151	$955
CardioNet, Inc.*	54,910	1,245
LHC Group, Inc.*	15,800	420
Total		2,620

Healthcare Facilities 1.88%
IPC The Hospitalist Co.*	49,706	951

Healthcare Management Services 3.73%
HMS Holdings Corp.*	35,900	1,111
Phase Forward, Inc.*	57,391	775
Total		1,886

Identification Control & Filter Devices 1.12%
Energy Recovery, Inc.*	42,000	263
Sun Hydraulics Corp.	19,800	305
Total		568

Machinery: Industrial/Specialty 1.79%
Chart Industries, Inc.*	28,800	244
Colfax Corp.*	72,362	660
Total		904

Machinery: Oil Well Equipment & Services 2.29%
Complete Production Services, Inc.*	22,400	144
Natural Gas Services Group, Inc.*	53,600	458
Superior Well Services, Inc.*	17,000	156
T-3 Energy Services, Inc.*	31,600	403
Total		1,161

Medical & Dental Instruments & Supplies 6.18%
ABIOMED, Inc.*	35,800	483
DexCom, Inc.*	107,371	347
Hansen Medical, Inc.*	53,600	242
Insulet Corp.*	57,700	458
Micrus Endovascular Corp.*	34,200	386
Volcano Corp.*	31,300	409
Wright Medical Group, Inc.*	38,700	803
Total		3,128

Metal Fabricating 1.95%
Haynes International, Inc.*	22,000	402
RBC Bearings, Inc.*	31,900	583
Total		985

Miscellaneous: Healthcare 1.23%
MedAssets, Inc.*	42,600	620

Miscellaneous: Technology 0.66%
Vocus, Inc.*	21,947	335

Oil: Crude Producers 1.07%
Carrizo Oil & Gas, Inc.*	39,000	541

Restaurants 2.95%
BJ’s Restaurants, Inc.*	85,900	953
Buffalo Wild Wings, Inc.*	24,100	541
Total		1,494

Retail 2.34%
GSI Commerce, Inc.*	64,992	557
Hibbett Sports, Inc.*	32,100	437
Volcom, Inc.*	22,900	190
Total		1,184

Services: Commercial 2.71%
Exponent, Inc.*	30,800	755
Monro Muffler Brake, Inc.	25,400	616
Total		1,371

Textiles Apparel Manufacturers 1.57%
lululemon athletica, Inc. (Canada)*(a)	51,324	349
True Religion Apparel, Inc.*	38,950	444
Total		793

Total Common Stocks (cost $58,765,056)		48,536

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.11%

Repurchase Agreement
Repurchase Agreement dated 1/30/2009, 0.01% due 2/2/2009 with State Street Bank & Trust Co. collateralized by $2,125,000 of U.S. Treasury Bill at 0.04% due 2/26/2009; value: $2,124,788; proceeds: $2,080,384 (cost $2,080,382)	$2,080	2,080

Total Investments in Securities 100.01% (cost $60,845,438)		50,616

Liabilities in Excess of Other Assets (0.01%)		(4)
Net Assets 100.00%		$50,612

*   Non-income producing security.

(a)    Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND  January 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 94.29%

Aerospace 1.77%
Ladish Co., Inc.*	33,895	$385
LMI Aerospace, Inc.*	58,400	659
Total		1,044

Auto Parts: Original Equipment 1.01%
Amerigon, Inc.*	173,368	595

Banks 4.47%
Bryn Mawr Bank Corp.	42,582	791
Pennsylvania Commerce Bancorp, Inc.*	48,677	998
Southwest Bancorp, Inc.	80,723	846
Total		2,635

Beverage: Brewers (Wineries) 0.81%
Boston Beer Co., Inc. (The) Class A*	19,000	479

Building: Miscellaneous 1.64%
Orion Marine Group, Inc.*	97,900	969

Chemicals 4.06%
Balchem Corp.	37,200	831
LSB Industries, Inc.*	76,100	562
Penford Corp.	44,970	389
Quaker Chemical Corp.	53,900	615
Total		2,397

Computer Services, Software & Systems 2.91%
Electronics for Imaging, Inc.*	58,700	522
INX, Inc.*	91,700	447
TechTeam Global, Inc.*	149,159	746
Total		1,715

Computer Technology 3.26%
Radiant Systems, Inc.*	225,227	779
Rimage Corp.*	87,400	1,146
Total		1,925

Construction 1.31%
Great Lakes Dredge & Dock Co.	231,125	772

Consumer Products 0.50%
RC2 Corp.*	50,500	293

Diversified Financial Services 2.00%
American Physicians Service Group, Inc.	56,131	1,179

Electrical & Electronics 0.34%
LeCroy Corp.*	86,579	199

Electrical Equipment & Components 2.94%
CTS Corp.	111,000	571
MYR Group, Inc.*	81,000	1,166
Total		1,737

Electrical: Household Appliance 0.64%
National Presto Industries, Inc.	5,600	376

Electronics 2.05%
II-VI, Inc.*	32,900	619
Methode Electronics, Inc.	127,400	589
Total		1,208

Electronics: Medical Systems 2.80%
Affymetrix, Inc.*	135,100	430
Somanetics Corp.*	50,800	744
TomoTherapy, Inc.*	188,800	478
Total		1,652

Electronics: Semi-Conductors/Components 1.46%
Ikanos Communications, Inc.*	237,200	306
Techwell, Inc.*	98,500	556
Total		862

Energy: Miscellaneous 0.84%
Approach Resources, Inc.*	71,400	493

Engineering & Contracting Services 0.84%
Layne Christensen Co.*	31,314	494

Foods 3.99%
Overhill Farms, Inc.*	512,257	2,356

Health & Personal Care 3.48%
Odyssey HealthCare, Inc.*	133,200	1,322
Psychemedics Corp.	107,500	733
Total		2,055

Healthcare Facilities 3.33%
Capital Senior Living Corp.*	169,692	446
IPC The Hospitalist Co.*	41,742	799
Skilled Healthcare Group, Inc. Class A*	86,000	717
Total		1,962

Healthcare Management Services 1.65%
American Dental Partners, Inc.*	145,500	976

Identification Control & Filter Devices 1.47%
Flanders Corp.*	212,700	868

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND  January 31, 2009

Investments	Shares	Value (000)
Industrial Products 0.49%
A.M. Castle & Co.	34,300	$290

Insurance: Property-Casualty 1.97%
Donegal Group, Inc.	83,033	1,164

Jewelry, Watches & Gemstones 0.65%
Movado Group, Inc.	49,600	381

Machinery: Industrial/Specialty 0.78%
Tennant Co.	33,872	459

Manufacturing 0.77%
Standex International Corp.	29,600	454

Medical & Dental Instruments & Supplies 5.24%
Cardiac Science Corp.*	72,024	387
Cutera, Inc.*	107,642	722
Medical Action Industries, Inc*	230,598	1,983
Total		3,092

Oil: Crude Producers 0.50%
Pioneer Drilling Co.*	59,886	298

Paper 1.53%
Multi-Color Corp.	81,861	900

Pollution Control & Environmental Services 1.12%
Team, Inc.*	33,600	664

Printing and Copying Services 0.37%
Bowne & Co., Inc.	78,135	219

Railroad Equipment 2.11%
Portec Rail Products, Inc.	170,600	1,242

Real Estate Investment Trusts 1.41%
LaSalle Hotel Properties	43,100	359
Supertel Hospitality, Inc.	271,400	472
Total		831

Rental & Leasing Services: Commercial 3.19%
Marlin Business Services Corp.*	182,491	724
McGrath RentCorp	55,100	1,155
Total		1,879

Restaurants 2.09%
Benihana, Inc. Class A*	130,200	318
Red Robin Gourmet Burgers, Inc.*	32,500	396
Rubio’s Restaurants, Inc.*	144,619	521
Total		1,235

Retail 6.31%
Central Garden & Pet Co.*	213,853	1,292
Hibbett Sports, Inc.*	26,100	355
PetMed Express, Inc.*	84,000	1,213
Rush Enterprises, Inc. Class B*	97,350	860
Total		3,720

Services: Commercial 10.06%
Barrett Business Services, Inc.	81,700	804
Exponent, Inc.*	41,539	1,019
ICF International, Inc.*	48,000	1,139
Monro Muffler Brake, Inc.	122,503	2,973
Total		5,935

Truckers 1.25%
Marten Transport Ltd.*	41,703	736

Utilities: Gas Distributors 2.81%
Chesapeake Utilities Corp.	57,200	1,657

Utilities: Water 2.07%
Connecticut Water Service, Inc.	18,200	421
Consolidated Water Co., Ltd.	68,200	798
Total		1,219

Total Common Stocks (cost $83,554,630)		55,616

	Principal Amount (000)
SHORT-TERM INVESTMENT 6.53%

Repurchase Agreement
Repurchase Agreement dated 1/30/2009, 0.01% due 2/2/2009 with State Street Bank & Trust Co. collateralized by $3,930,000 of U.S. Treasure Bill at 0.27% due 5/7/2009; value: $3,927,642; proceeds: $3,848,062 (cost $3,848,059)	$3,848	3,848

Total Investments in Securities 100.82% (cost $87,402,689)		59,464

Liabilities in Excess of Other Assets (0.82%)		(482)
Net Assets 100.00%		$58,982

*  Non-income producing security.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of nine funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), and Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”).

The investment objective of both Micro Cap Growth Fund and Micro Cap Value Fund is long-term capital appreciation.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(d)

Fair Value Measurements–Each Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing each Fund’s investments carried at value:

Notes to Schedule of Investments (unaudited)(concluded)

	Micro Cap Growth	Micro Cap Value
Valuation Inputs	Investments in Securities	Investments in Securities
Level 1 - Quoted Prices	$48,535,374	$55,616,285
Level 2 - Other Significant Observable Inputs	2,080,382	3,848,059
Total	$50,615,756	$59,464,344

3.   FEDERAL TAX INFORMATION

As of January 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Micro Cap Growth	Micro Cap Value
Tax cost	$61,542,175	$87,353,211
Gross unrealized gain	2,170,222	2,703,662
Gross unrealized loss	(13,096,640)	(30,592,530)
Net unrealized security loss	$(10,926,418)	$(27,888,868)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Item 2:                               Controls and Procedures.

(a)        Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                               Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: March 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: March 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 25, 2009